OTHER RESERVES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 0	$ 0
Share-based payments expenses	1,364	0
Balance	$ 1,364	$ 0